Prepaid Expenses and Other Current Assets (Details Textual) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses and Other Current Assets (Textual)
Other receivables	$ 16,856	$ 0
AGMClub and AGM Global [Member]
Prepaid Expenses and Other Current Assets (Textual)
Other receivables	$ 319	$ 16,537